Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Income Tax Examination, Likelihood of Unfavorable Settlement	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 7,292
Finite-Lived Intangible Assets, Amortization Expense, Year Two	7,292
Finite-Lived Intangible Assets, Amortization Expense, Year Three	7,292
Finite-Lived Intangible Assets, Amortization Expense, Year Four	7,292
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 7,292
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	33,462,014	21,556,142
Patents [Member]
Finite-Lived Intangible Asset, Useful Life	11 years